CALAMOS® FAMILY OF FUNDS

Supplement dated October 31, 2013 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A, B, C and Class I and R dated March 1, 2013,

as previously amended on August 5, 2013

The table captioned “Average Annual Total Returns for the Periods Ended 12.31.12” for the Calamos High Income Fund on Page 50 of the Class A, B and C Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	8.2.99
Load Adjusted Return Before Taxes		5.99%	5.35%	7.74%	6.58%
Load Adjusted Return After Taxes on Distributions		3.72%	3.11%	5.30%	4.18%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		4.13%	3.29%	5.29%	4.22%
Class B	12.21.00
Load Adjusted Return Before Taxes		5.45%	5.27%	7.61%	7.46%
Class C	12.21.00
Load Adjusted Return Before Taxes		9.46%	5.59%	7.47%	7.20%
BofA Merrill Lynch BB-B US High Yield Constrained Index		14.59%	9.10%	9.30%	7.10%
Credit Suisse High Yield Index		14.72%	9.53%	10.25%	7.84%

The BofA Merrill Lynch BB-B US High Yield Constrained Index contains all of the securities included in The BofA Merrill Lynch US High Yield Index rated BB1 through B3, based on an average rating by Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

The table captioned “Average Annual Total Returns for the Periods Ended 12.31.12” for the Calamos High Income Fund on page 50 of the Class I and R Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	3.1.02
Load Adjusted Return Before Taxes		11.50%	6.65%	8.55%	7.83%
Load Adjusted Return After Taxes on Distributions		9.02%	4.30%	6.00%	5.31%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		7.72%	4.34%	5.94%	5.29%
Class R	3.1.07
Load Adjusted Return Before Taxes		10.98%	6.12%	—	5.64%
BofA Merrill Lynch BB-B US High Yield Constrained Index		14.59%	9.10%	9.30%	8.68%
Credit Suisse High Yield Index		14.72%	9.53%	10.25%	9.70%

The BofA Merrill Lynch BB-B US High Yield Constrained Index contains all of the securities included in The BofA Merrill Lynch US High Yield Index rated BB1 through B3, based on an average rating by Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Please retain this supplement for future reference.